Financing Arrangements (Details) - Schedule of Private Investors' debt (Parenthetical) - Private Investors related party [Member] - One Energy Enterprises Inc [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt, gross	$ 15,466,946	$ 12,695,602	$ 10,730,189
Net debt issuance cost	$ 36,503	$ 0	$ 80,513